Fee and commission income (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Fee and commission income [abstract]
Revenue from contracts with customers		£ 3,682
Other non-contract fee income		55
Fee and commission income		3,737
Fee and commission expenses		(875)
Net fee and commission income	[1]	2,862	£ 3,021
Transactional member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,257
Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers		377
Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers		583
Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,368
Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers		97
Corporate and investment bank [Member]
Fee and commission income [abstract]
Revenue from contracts with customers		2,449
Other non-contract fee income		55
Fee and commission income		2,504
Fee and commission expenses		(337)
Net fee and commission income		2,167
Corporate and investment bank [Member] | Transactional member]
Fee and commission income [abstract]
Revenue from contracts with customers		185
Corporate and investment bank [Member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers		340
Corporate and investment bank [Member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers		553
Corporate and investment bank [Member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,368
Corporate and investment bank [Member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers		3
Consumer, cards and payments [member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,217
Other non-contract fee income		0
Fee and commission income		1,217
Fee and commission expenses		(538)
Net fee and commission income		679
Consumer, cards and payments [member] | Transactional member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,072
Consumer, cards and payments [member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers		37
Consumer, cards and payments [member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers		30
Consumer, cards and payments [member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers		0
Consumer, cards and payments [member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers		78
Head Office [member]
Fee and commission income [abstract]
Revenue from contracts with customers		16
Other non-contract fee income		0
Fee and commission income		16
Fee and commission expenses		0
Net fee and commission income		16
Head Office [member] | Transactional member]
Fee and commission income [abstract]
Revenue from contracts with customers		0
Head Office [member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers		0
Head Office [member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers		0
Head Office [member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers		0
Head Office [member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers		£ 16

[1]	For notes to the Financial Statements see pages 17 to 56